Pension and Postretirement Benefits - Schedule of Changes in Assets and Benefit Obligations Recognized in Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Postretirement Benefits [Line Items]
Net actuarial (loss) gain	$ 11,355	$ 13,849
Other Postretirement Benefit Obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Net actuarial (loss) gain	(2,109)	2,516	2,044
Amortization of actuatial gain	(797)	(670)	(603)
Total recognized in other comprehensive income	$ (2,906)	$ 1,846	$ 1,441